Financial Instruments - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Commercial papers issued	$ 1,637,000,000	$ 0
Fair value of contracts outstanding, liability	246,000,000	327,000,000
Net translation losses	636,000,000	(575,000,000)
Foreign currency translation gain (loss)		19,000,000
Cash and cash equivalents	874,000,000	2,368,000,000
Interest Income Sensitivity	3,000,000	20,000,000
Derivatives designated as Fair Value hedges	0
Pledged Assets	0
Trade and other receivables	1,457,000,000	1,392,000,000
Other financial assets	148,000,000	288,000,000
Equity at fair value	30,900,000,000
Total debt	7,026,000,000	7,389,000,000
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability	246,000,000	327,000,000
Foreign exchange contracts [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability	8,000,000
Fair value of contracts outstanding, asset		8,000,000
Embedded derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability	$ 51,000,000
Fair value of contracts outstanding, asset		116,000,000
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Net debt ratio	450.00%
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability	$ 246,000,000	327,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	$ 874,000,000	2,368,000,000
Change in interest rate	1.00%
Interest rate risk [member] | U.S.Dollar [member]
Disclosure of detailed information about financial instruments [Line Items]
Change in interest rate	1.00%
Cash flow hedge sensitivity to increase in USD interest rates	$ 44,000,000	61,000,000
Interest rate risk [member] | Canadian Dollar [member]
Disclosure of detailed information about financial instruments [Line Items]
Change in interest rate	1.00%
Cash flow hedge sensitivity to increase in CAD interest rates	$ 38,000,000	50,000,000
Equity Price Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exposure to Price Risk	0
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exposure to Price Risk	$ 0
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of cash and cash equivalents at A- or above rated institutions	95.00%
Allowance account for credit losses of financial assets, except for doubtful accounts	$ 0
Currency risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Consolidated revenue	1.00%
Net translation losses	$ 636,000,000	575,000,000
Foreign currency translation gain (loss)		$ 19,000,000
3.35% notes, due 2026 [member]
Disclosure of detailed information about financial instruments [Line Items]
Notes, issued date		May 2016
Maturity date	2026	2026
Weighted-average interest rate	3.35%	3.35%
0.875% Notes, Due 2016 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notes, repaid date		May 2016
Maturity date		2016
Weighted-average interest rate		0.875%
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs	$ 2,000,000,000
Credit facility maturing in November 2021 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 2,400,000,000
Maturity date	November 2021
Maximum gross loan commitment upon request	$ 3,000,000,000
Credit facility maturing in November 2021 [member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility, rate of interest added to reference rate	1.00%
Notes, Debentures and Commercial Paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted-average interest rate	3.70%	4.20%
Credit facility that expires on November 21, 2018 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 1,500,000,000
Term Loan Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 500,000,000
Maturity date	November 21, 2018
Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility, rate of interest added to reference rate	0.875%
Revolving Credit Facility 1 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 1,000,000,000
Maturity date	November 21, 2018
Revolving Credit Facility 1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility, rate of interest added to reference rate	0.875%